SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of consolidation and Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
ASSETS:
Cash and cash equivalents	¥ 2,443,419		¥ 2,726,712	¥ 4,684,003	$ 383,426
Term deposits	83,294		133,761		13,071
Investment in marketable securities	169,815		0		26,648
Other receivables, net	70,601		126,745		11,079
Loan receivables, net	260,224		267,383		40,835
Amounts due from related parties	41,750				6,551
Prepaid expenses and other assets	751,878		793,092		117,986
Contracts assets, net			10,374
Long-term investments, net	727,426		738,272	775,644	114,149
Operating lease right-of-use assets, net	18,519		28,668		2,906
Property, equipment and software, net	43,551		63,396		6,834
Goodwill, net	22,117		22,121		3,471
Intangible assets, net	37,283		44,413		5,851
TOTAL ASSETS	5,049,610		5,386,501		792,396
Liabilities:
Deferred revenue	46,970		82,643		7,371
Payroll and welfare payable	14,544		34,540		2,282
Income taxes payable	281,297		255,244		44,142
Accrued expenses and other liabilities	467,248		726,686		73,322
Operating lease liabilities	17,909		29,503		2,810
Amounts due to related parties	23,967		25,289		3,761
Deferred tax liabilities	7,730		9,280		1,213
Total liabilities	859,665		1,163,185		$ 134,901
Net revenues	761,451		1,256,005	4,424,963
Net income (loss)	(233,670)	$ (36,666)	(2,251,202)	(2,153,645)
Net cash provided by (used in) operating activities	(229,724)	(36,048)	(1,744,600)	(429,047)
Net cash used in investing activities	(321,521)	(50,453)	39,466	(707,611)
Net cash provided by (used in) financing activities	¥ 199,630	$ 31,326	¥ 12,896	471,978
Percentage of net revenue contributed by VIE	92.10%	92.10%	91.18%
Percentage of consolidated total assets contributed by VIE	66.16%	66.16%	62.42%
Percentage of consolidated total liabilities contributed by VIE	57.08%	57.08%	53.48%
VIEs
ASSETS:
Cash and cash equivalents	¥ 1,436,350		¥ 1,501,733
Term deposits	85,000		135,000
Investment in marketable securities	78,725
Accounts receivable, net	79,605		9,888
Other receivables, net	34,439		68,742
Loan receivables, net	234,750		221,200
Amounts due from related parties	41,750
Prepaid expenses and other assets	705,528		740,959
Contracts assets, net			10,374
Long-term investments, net	490,314		491,510
Operating lease right-of-use assets, net	10,602		18,611
Property, equipment and software, net	32,593		51,701
Goodwill, net	72,304		72,304
Intangible assets, net	37,386		40,187
TOTAL ASSETS	3,339,346		3,362,209
Liabilities:
Deferred revenue	46,175		81,246
Payroll and welfare payable	12,054		29,152
Income taxes payable	255,618		224,533
Accrued expenses and other liabilities	138,144		238,170
Operating lease liabilities	9,700		19,100
Amounts due to related parties	23,967		24,146
Deferred tax liabilities	5,041		5,742
Total liabilities	490,699		622,089
Net revenues	701,329		1,145,210	4,305,272
Net income (loss)	(154,732)		(1,479,883)	(1,551,509)
Net cash provided by (used in) operating activities	1,014,571		(753,416)	(439,357)
Net cash used in investing activities	(51,410)		¥ (511,832)	(1,315,875)
Net cash provided by (used in) financing activities	¥ 3,305			¥ (5,188)